Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-15250
Entity Registrant Name	BANK BRADESCO
Entity Central Index Key	0001160330
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Cidade de Deus S/N – Vila Yara
Entity Address, City or Town	Osasco
Entity Address, Country	BR
Entity Address, Postal Zip Code	06029-900
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo
Preference shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BBD
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,311,865,547
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BBDO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	5,330,304,681
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cidade de Deus S/N – Vila Yara
Entity Address, City or Town	Osasco
Entity Address, Country	BR
Entity Address, Postal Zip Code	06029-900
City Area Code	+55 11
Local Phone Number	2194-0922
Contact Personnel Name	André Costa Carvalho
Contact Personnel Email Address	andre.c.carvalho@bradesco.com.br